Consolidated Condensed Interim Statement of Financial Position - USD ($)	Sep. 30, 2025	Mar. 31, 2025		Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 4,257,843	$ 4,674,586		$ 246,377
Other financial assets	11,988,116	5,860,417		4,222,957
Trade receivables	3,752,409	3,352,455		3,682,302
Other current assets	2,904,557	1,249,176		1,938,327
Total current assets	22,902,925	15,136,634		10,089,963
Non-current assets
Property and equipment, net	13,193,276	12,901,693		10,457,586
Capital work-in-process	97,121	325,085		878,103
Intangible assets and goodwill, net	1,220,540	1,083,162		1,034,184
Intangible assets under development
Other non-current financial assets	408,178	309,730		285,523
Other non-current assets	9,052,293	10,537,403		8,747,601
Deferred tax assets		79,454		70,463
Total non-current assets	23,971,409	25,236,527		21,473,460
Total assets	46,874,334	40,373,161		31,563,423
Current Liabilities
Borrowings	63,712	396,206		1,728,190
Trade payables	14,167,718	6,470,875		8,430,154
Other financial liabilities	257,430	268,643		243,655
Employee benefits obligation	15,986	3,002		209
Other current liabilities	3,092,848	6,127,340		3,413,025
Current tax liability	142,257	93,698		160,266
Total current liabilities	17,739,951	13,359,764		13,975,499
Financial Liabilities
Borrowings	2,216,366	678,436		769,795
Other financial liabilities	431,746	511,558		241,951
Employee benefits obligations	91,584	97,387		102,322
Deferred tax liability	416,159	507,129		494,731
Total non-current liabilities	3,155,857	1,794,510		1,608,799
Total liabilities	20,895,808	15,154,274		15,584,298
Commitments and contingencies			[1]		[1]
EQUITY
Equity share capital	1,457,696	1,167,696		538,996
Other equity	21,171,597	20,859,354		12,425,098
Equity attributable to equity holders of the Company	22,629,293	22,027,050		12,964,094
Non-controlling interest	3,349,233	3,191,837		3,015,031
Total equity	25,978,526	25,218,886		15,979,125
Total liabilities and equity	$ 46,874,334	40,373,161		31,563,423
Previously Reported
Current assets
Cash and cash equivalents		4,674,586
Other financial assets		5,860,417
Trade receivables		3,352,455
Other current assets		1,249,176
Total current assets		15,136,634
Non-current assets
Property and equipment, net		12,901,693
Capital work-in-process		325,085
Intangible assets and goodwill, net		1,083,162
Other investments
Other non-current financial assets		309,730
Other non-current assets		10,537,403
Deferred tax assets		79,454
Total non-current assets		25,236,527
Total assets		40,373,161
Current Liabilities
Borrowings		396,206
Trade payables		6,470,875
Other financial liabilities		268,643
Employee benefits obligation		3,002
Other current liabilities		6,127,340
Current tax liability		93,698
Total current liabilities		13,359,764
Financial Liabilities
Borrowings		678,436
Other financial liabilities		511,558
Employee benefits obligations		97,387
Deferred tax liability		507,129
Total non-current liabilities		1,794,510
Total liabilities		15,154,274
Commitments and contingencies
EQUITY
Equity share capital		1,167,696
Other equity		20,859,354
Equity attributable to equity holders of the Company		22,027,050
Non-controlling interest		3,191,837
Total equity		25,218,887		$ 15,979,125
Total liabilities and equity		$ 40,373,161

[1]	No amounts have been recognized under commitments and contingencies on the statement of financial position in accordance with IAS 37. Relevant disclosures of off-balance sheet items are provided in the accompanying notes to the financial statements.